PROPERTY, PLANT AND EQUIPMENT	12 Months Ended
Jun. 30, 2020
PROPERTY, PLANT AND EQUIPMENT
PROPERTY, PLANT AND EQUIPMENT
NOTE 7 -     PROPERTY, PLANT AND EQUIPMENT
A summary of property, plant and equipment is as follows:

	June 30,
	2019	2020
Buildings	$71,091	$67,520
Machinery	12,787	12,941
Software	13,683	14,222
Vehicles	4,912	4,675
Electronic and other equipment	33,913	36,647
Construction in progress	504	8,553

	$136,890	$144,558
Less: Accumulated depreciation and impairment	(60,884)	(66,508)

	$76,006	$78,050

Buildings with a total carrying value of $939 and nil were pledged to secure short-term bank loans (note 13) as of June 30, 2019 and 2020, respectively.
Buildings with a total carrying value of $3,018 and $2,854 were pledged to secure lines of credits from various banks in Singapore and Malaysia as of June 30, 2019 and 2020, respectively (note 13).
Buildings and vehicles with a total carrying value of $1,467 and $1,178 were pledged to secure long-term bank loans as of June 30, 2019 and 2020, respectively (note 14).
Construction in progress consists of capital expenditures and capitalized interest charges related to the construction of facilities and assembly line projects and the expenditures related to the Company’s information system constructions.
The depreciation expenses for the years ended June 30, 2018, 2019 and 2020 were $8,217, $7,879 and $8,483, respectively.
Assets leased to others under operating leases
The Company has entered into operating lease contracts related to certain buildings owned with carrying amounts
 as shown below:

	June 30,
	2019	2020
Buildings leased to others - at original cost	$22,096	$21,467
Less: Accumulated depreciation	(6,249)	(6,605)

Buildings leased to others - net	$15,847	$14,862